Taxation - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income taxes paid (refund) [abstract]
Current tax expense related to Pillar Two income taxes	$ 0	$ 0